Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 29, 2014
Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Defensive Strategies Fund CLASS I: TPDIX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Your costs for this share class would be the same whether or not you redeem your shares at the end of any period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its goal, the Fund will invest varying percentages of the Fund's total assets in the investment sectors set forth below:

  Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

  Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

  Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

  Cash and cash equivalents.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such, the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

  The Fund's Adviser determines how to invest the Fund's assets, and the percentages of each investment sleeve to hold in the portfolio, based on fundamental research and with the constant goal of protection of principal through aggressive, proactive reactions to prevailing economic conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

  Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

  Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost. Also, ETF's have expenses associated with them, which are indirectly borne by the Fund. These expenses may cause the Fund's return to be lower.

  Treasury-Inflation Protected Securities Risk | TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

  Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Who Should Buy This Fund

The Fund is most appropriate for investors who seek a hedge against inflation; understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
9.	Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance during its first full year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance during its first full year and by comparing the Fund’s performance to a broad based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Dec-11	Jun-13
8.42%	-7.07%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes may vary.
Timothy Plan Defensive Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,477
Timothy Plan Defensive Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	12.94%	[2]
2011	rr_AnnualReturn2011	8.91%	[2]
2012	rr_AnnualReturn2012	4.65%	[2]
2013	rr_AnnualReturn2013	(7.97%)	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.07%)
1 Year	rr_AverageAnnualReturnYear01	(13.07%)	[2]
5 Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[2]
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)	[2],[3]
5 Year	rr_AverageAnnualReturnYear05		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[2],[3]
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.40%)	[2],[3]
5 Year	rr_AverageAnnualReturnYear05		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[2],[3]
Timothy Plan Defensive Strategies Fund | DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%	[2],[4]
5 Year	rr_AverageAnnualReturnYear05		[2],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.24%	[2],[4]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	The Fund commenced investment operations on November 4, 2009. The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Class I shares commenced August 1, 2013.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes may vary.
[4]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.